Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK EMERGING MARKETS FUND, INC.
Prospectus Date	rr_ProspectusDate	Feb. 28, 2018
Supplement [Text Block]	bemfi_SupplementTextBlock

BLACKROCK EMERGING MARKETS FUND, INC.

BLACKROCK SERIES, INC.

BlackRock International Fund

(each, a "Fund" and together, the "Funds")

Supplement dated March 15, 2018 to the Summary Prospectuses and Prospectuses of the Funds, each dated February 28, 2018, as supplemented to date

Effective March 15, 2018, BlackRock (as defined below) has agreed to: (i) reduce its contractual management fee rate for BlackRock Emerging Markets Fund, Inc.; (ii) contractually cap net expenses of BlackRock Emerging Markets Fund, Inc. for the Fund's Investor A, Investor C, Institutional and Class K Shares; and (iii) contractually cap net expenses of BlackRock International Fund of BlackRock Series, Inc. at lower levels for the Fund's Investor A, Investor C, Institutional, Class R and Class K Shares. To achieve these expense caps, BlackRock has agreed to waive and/or reimburse fees or expenses for each Fund if the Fund's annual fund operating expenses, excluding certain expenses described in the prospectus, exceed a certain limit for the Fund's Investor A, Investor C, Institutional, Class R and Class K Shares, as applicable. In addition, BlackRock may recoup some of the waivers and reimbursements to BlackRock Emerging Markets Fund, Inc. in the following two fiscal years. Accordingly, effective March 15, 2018, the Funds' Summary Prospectuses and Prospectuses are amended as follows:

The section of the Investor A, Investor C, Institutional and Class R Shares Summary Prospectus of BlackRock International Fund of BlackRock Series, Inc. entitled "Key Facts About BlackRock International Fund of BlackRock Series, Inc.—Fees and Expenses of the Fund" and the section of the Investor A, Investor C, Institutional and Class R Shares Prospectus of the Funds entitled "Fund Overview—Key Facts About BlackRock International Fund of BlackRock Series, Inc.—Fees and Expenses of the Fund" are deleted in their entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC ("BlackRock") or its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each a "Financial Intermediary") and in the "Details About the Share Classes" and the "Intermediary-Defined Sales Charge Waiver Policies" sections on pages 42 and A-1, respectively, of the Fund's prospectus and in the "Purchase of Shares" section on page II-72 of Part II of the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None [1]	1.00%[2]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Management Fee[3]	0.74%	0.74%	0.74%	0.74%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	0.50%
Other Expenses[4,5]	0.38%	0.52%	0.27%	0.40%
Acquired Fund Fees and Expenses[5]	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses[5]	1.38%	2.27%	1.02%	1.65%
Fee Waivers and/or Expense Reimbursements[3,6]	(0.23)%	(0.37)%	(0.12)%	(0.25)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[3,6]	1.15%	1.90%	0.90%	1.40%
[1]	A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	There is no CDSC on Investor C Shares after one year.
[3]	As described in the "Management of the Funds" section of the Fund's prospectus beginning on page 57, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund's assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through February 28, 2020. The contractual agreement may be terminated upon 90 days' notice by a majority of the non-interested directors of the Corporation or by a vote of a majority of the outstanding voting securities of the Fund.
[4]	Other Expenses have been restated to reflect current fees.
[5]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets disclosed in the Fund's most recent annual report, which do not include Acquired Fund Fees and Expenses or the restatement of Other Expenses to reflect current fees.
[6]	As described in the "Management of the Funds" section of the Fund's prospectus beginning on page 57, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 1.14% (for Investor A Shares), 1.89% (for Investor C Shares), 0.89% (for Institutional Shares) and 1.39% (for Class R Shares) through February 28, 2020. The contractual agreement may be terminated upon 90 days' notice by a majority of the non-interested directors of the Corporation or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$636	$918	$1,220	$2,077
Investor C Shares	$293	$674	$1,181	$2,577
Institutional Shares	$92	$313	$552	$1,237
Class R Shares	$143	$496	$873	$1,934

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor C Shares	$193	$674	$1,181	$2,577

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 101% of the average value of its portfolio.

The section of the Investor A, Investor C and Institutional Shares Summary Prospectus of BlackRock Emerging Markets Fund, Inc. entitled "Key Facts About BlackRock Emerging Markets Fund, Inc.—Fees and Expenses of the Fund" and the section of the Investor A, Investor C, Institutional and Class R Shares Prospectus of the Funds entitled "Fund Overview—Key Facts About BlackRock Emerging Markets Fund, Inc.—Fees and Expenses of the Fund" are deleted in their entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC ("BlackRock") or its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each a "Financial Intermediary") and in the "Details About the Share Classes" and the "Intermediary-Defined Sales Charge Waiver Policies" sections on pages 42 and A-1, respectively, of the Fund's prospectus and in the "Purchase of Shares" section on page II-72 of Part II of the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Investor C Shares	Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None [1]	1.00%[2]	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Investor C Shares	Institutional Shares
Management Fee[3,4,5]	0.89%	0.89%	0.89%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses[5,6]	0.42%	0.52%	0.33%
Total Annual Fund Operating Expenses[5]	1.56%	2.41%	1.22%
Fee Waivers and/or Expense Reimbursements[3,7]	(0.32)%	(0.42)%	(0.23)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[3,7]	1.24%	1.99%	0.99%
[1]	A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	There is no CDSC on Investor C Shares after one year.
[3]	As described in the "Management of the Funds" section of the Fund's prospectus beginning on page 57, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund's assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through February 28, 2020. The contractual agreement may be terminated upon 90 days' notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.
[4]	The Management Fee has been restated to reflect current fees.
[5]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets disclosed in the Fund's most recent annual report, which do not include the restatement of the Management Fee or the restatement of Other Expenses to reflect current fees.
[6]	Other Expenses have been restated to reflect current fees.
[7]	As described in the "Management of the Funds" section of the Fund's prospectus beginning on page 57, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 1.24% (for Investor A Shares), 1.99% (for Investor C Shares) and 0.99% (for Institutional Shares) through February 28, 2020. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the following two years. The contractual agreement may be terminated upon 90 days' notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$645	$962	$1,302	$2,258
Investor C Shares	$302	$711	$1,248	$2,714
Institutional Shares	$101	$364	$648	$1,457

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor C Shares	$202	$711	$1,248	$2,714

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 126% of the average value of its portfolio.

The section of the Class K Shares Summary Prospectus of BlackRock International Fund of BlackRock Series, Inc. entitled "Key Facts About BlackRock International Fund of BlackRock Series, Inc.—Fees and Expenses of the Fund" and the section of the Class K Shares Prospectus of the Funds entitled "Fund Overview—Key Facts About BlackRock International Fund of BlackRock Series, Inc.—Fees and Expenses of the Fund" are deleted in their entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Class K Shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class K Shares
Management Fee[1]	0.74%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[2]	0.11%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.86%
Fee Waivers and/or Expense Reimbursements[1,3]	(0.01)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,3]	0.85%
[1]	As described in the "Management of the Funds" section of the Fund's prospectus beginning on page 44, BlackRock Advisors, LLC ("BlackRock") has contractually agreed to waive the management fee with respect to any portion of the Fund's assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through February 28, 2020. The contractual agreement may be terminated upon 90 days' notice by a majority of the non-interested directors of the Corporation or by a vote of a majority of the outstanding voting securities of the Fund.
[2]	Other Expenses are based on estimated amounts for the current year.
[3]	As described in the "Management of the Funds" section of the Fund's prospectus beginning on page 44, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.84% of average daily net assets through February 28, 2020. The contractual agreement may be terminated upon 90 days' notice by a majority of the non-interested directors of the Corporation or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$87	$273	$476	$1,060

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 101% of the average value of its portfolio.

The section of the Class K Shares Summary Prospectus of BlackRock Emerging Markets Fund, Inc. entitled "Key Facts About BlackRock Emerging Markets Fund, Inc.—Fees and Expenses of the Fund" and the section of the Class K Shares Prospectus of the Funds entitled "Fund Overview—Key Facts About BlackRock Emerging Markets Fund, Inc.—Fees and Expenses of the Fund" are deleted in their entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Class K Shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class K Shares
Management Fee[1,2]	0.89%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[3]	0.17%
Total Annual Fund Operating Expenses	1.06%
Fee Waivers and/or Expense Reimbursements[1,4]	(0.12)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,4]	0.94%
[1]	As described in the "Management of the Funds" section of the Fund's prospectus beginning on page 44, BlackRock Advisors, LLC ("BlackRock") has contractually agreed to waive the management fee with respect to any portion of the Fund's assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through February 28, 2020. The contractual agreement may be terminated upon 90 days' notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.
[2]	The Management Fee has been restated to reflect current fees.
[3]	Other Expenses are based on estimated amounts for the current year.
[4]	As described in the "Management of the Funds" section of the Fund's prospectus beginning on page 44, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.94% of average daily net assets through February 28, 2020. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the following two years. The contractual agreement may be terminated upon 90 days' notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$96	$325	$573	$1,283

Portfolio Turnover:

		The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 126% of the average value of its portfolio.
BLACKROCK SERIES, INC. | Investor A, C, Institutional and Class R | BlackRock International Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bemfi_SupplementTextBlock

BLACKROCK SERIES, INC.
BlackRock International Fund

(each, a "Fund" and together, the "Funds")

Supplement dated March 15, 2018 to the Summary Prospectuses and Prospectuses of the Funds, each dated February 28, 2018, as supplemented to date

Effective March 15, 2018, BlackRock (as defined below) has agreed to: (i) reduce its contractual management fee rate for BlackRock Emerging Markets Fund, Inc.; (ii) contractually cap net expenses of BlackRock Emerging Markets Fund, Inc. for the Fund's Investor A, Investor C, Institutional and Class K Shares; and (iii) contractually cap net expenses of BlackRock International Fund of BlackRock Series, Inc. at lower levels for the Fund's Investor A, Investor C, Institutional, Class R and Class K Shares. To achieve these expense caps, BlackRock has agreed to waive and/or reimburse fees or expenses for each Fund if the Fund's annual fund operating expenses, excluding certain expenses described in the prospectus, exceed a certain limit for the Fund's Investor A, Investor C, Institutional, Class R and Class K Shares, as applicable. In addition, BlackRock may recoup some of the waivers and reimbursements to BlackRock Emerging Markets Fund, Inc. in the following two fiscal years. Accordingly, effective March 15, 2018, the Funds' Summary Prospectuses and Prospectuses are amended as follows:

The section of the Investor A, Investor C, Institutional and Class R Shares Summary Prospectus of BlackRock International Fund of BlackRock Series, Inc. entitled "Key Facts About BlackRock International Fund of BlackRock Series, Inc.—Fees and Expenses of the Fund" and the section of the Investor A, Investor C, Institutional and Class R Shares Prospectus of the Funds entitled "Fund Overview—Key Facts About BlackRock International Fund of BlackRock Series, Inc.—Fees and Expenses of the Fund" are deleted in their entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC ("BlackRock") or its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each a "Financial Intermediary") and in the "Details About the Share Classes" and the "Intermediary-Defined Sales Charge Waiver Policies" sections on pages 42 and A-1, respectively, of the Fund's prospectus and in the "Purchase of Shares" section on page II-72 of Part II of the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None [1]	1.00%[2]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Management Fee[3]	0.74%	0.74%	0.74%	0.74%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	0.50%
Other Expenses[4,5]	0.38%	0.52%	0.27%	0.40%
Acquired Fund Fees and Expenses[5]	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses[5]	1.38%	2.27%	1.02%	1.65%
Fee Waivers and/or Expense Reimbursements[3,6]	(0.23)%	(0.37)%	(0.12)%	(0.25)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[3,6]	1.15%	1.90%	0.90%	1.40%
[1]	A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	There is no CDSC on Investor C Shares after one year.
[3]	As described in the "Management of the Funds" section of the Fund's prospectus beginning on page 57, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund's assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through February 28, 2020. The contractual agreement may be terminated upon 90 days' notice by a majority of the non-interested directors of the Corporation or by a vote of a majority of the outstanding voting securities of the Fund.
[4]	Other Expenses have been restated to reflect current fees.
[5]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets disclosed in the Fund's most recent annual report, which do not include Acquired Fund Fees and Expenses or the restatement of Other Expenses to reflect current fees.
[6]	As described in the "Management of the Funds" section of the Fund's prospectus beginning on page 57, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 1.14% (for Investor A Shares), 1.89% (for Investor C Shares), 0.89% (for Institutional Shares) and 1.39% (for Class R Shares) through February 28, 2020. The contractual agreement may be terminated upon 90 days' notice by a majority of the non-interested directors of the Corporation or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$636	$918	$1,220	$2,077
Investor C Shares	$293	$674	$1,181	$2,577
Institutional Shares	$92	$313	$552	$1,237
Class R Shares	$143	$496	$873	$1,934

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor C Shares	$193	$674	$1,181	$2,577

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 101% of the average value of its portfolio.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) or its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” and the “Intermediary-Defined Sales Charge Waiver Policies” sections on pages 42 and A-1, respectively, of the Fund’s prospectus and in the “Purchase of Shares” section on page II-72 of Part II of the Fund’s Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 101% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	101.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC ("BlackRock") or its affiliates.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses have been restated to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets disclosed in the Fund's most recent annual report, which do not include Acquired Fund Fees and Expenses or the restatement of Other Expenses to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
BLACKROCK SERIES, INC. | Investor A, C, Institutional and Class R | BlackRock International Fund | Investor A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fee	rr_ManagementFeesOverAssets	0.74%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.38%	[3],[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%	[4]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[2],[5]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.15%	[2],[5]
1 Year	rr_ExpenseExampleYear01	$ 636
3 Years	rr_ExpenseExampleYear03	918
5 Years	rr_ExpenseExampleYear05	1,220
10 Years	rr_ExpenseExampleYear10	$ 2,077
BLACKROCK SERIES, INC. | Investor A, C, Institutional and Class R | BlackRock International Fund | Investor C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[6]
Management Fee	rr_ManagementFeesOverAssets	0.74%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.52%	[3],[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.27%	[4]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[2],[5]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.90%	[2],[5]
1 Year	rr_ExpenseExampleYear01	$ 293
3 Years	rr_ExpenseExampleYear03	674
5 Years	rr_ExpenseExampleYear05	1,181
10 Years	rr_ExpenseExampleYear10	2,577
1 Year	rr_ExpenseExampleNoRedemptionYear01	193
3 Years	rr_ExpenseExampleNoRedemptionYear03	674
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,181
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,577
BLACKROCK SERIES, INC. | Investor A, C, Institutional and Class R | BlackRock International Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.74%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%	[3],[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%	[4]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[2],[5]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.90%	[2],[5]
1 Year	rr_ExpenseExampleYear01	$ 92
3 Years	rr_ExpenseExampleYear03	313
5 Years	rr_ExpenseExampleYear05	552
10 Years	rr_ExpenseExampleYear10	$ 1,237
BLACKROCK SERIES, INC. | Investor A, C, Institutional and Class R | BlackRock International Fund | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.74%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.40%	[3],[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.65%	[4]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[2],[5]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.40%	[2],[5]
1 Year	rr_ExpenseExampleYear01	$ 143
3 Years	rr_ExpenseExampleYear03	496
5 Years	rr_ExpenseExampleYear05	873
10 Years	rr_ExpenseExampleYear10	$ 1,934
BLACKROCK SERIES, INC. | Class K | BlackRock International Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bemfi_SupplementTextBlock

BLACKROCK SERIES, INC.

BlackRock International Fund

(each, a "Fund" and together, the "Funds")

Supplement dated March 15, 2018 to the Summary Prospectuses and Prospectuses of the Funds, each dated February 28, 2018, as supplemented to date

Effective March 15, 2018, BlackRock (as defined below) has agreed to: (i) reduce its contractual management fee rate for BlackRock Emerging Markets Fund, Inc.; (ii) contractually cap net expenses of BlackRock Emerging Markets Fund, Inc. for the Fund's Investor A, Investor C, Institutional and Class K Shares; and (iii) contractually cap net expenses of BlackRock International Fund of BlackRock Series, Inc. at lower levels for the Fund's Investor A, Investor C, Institutional, Class R and Class K Shares. To achieve these expense caps, BlackRock has agreed to waive and/or reimburse fees or expenses for each Fund if the Fund's annual fund operating expenses, excluding certain expenses described in the prospectus, exceed a certain limit for the Fund's Investor A, Investor C, Institutional, Class R and Class K Shares, as applicable. In addition, BlackRock may recoup some of the waivers and reimbursements to BlackRock Emerging Markets Fund, Inc. in the following two fiscal years. Accordingly, effective March 15, 2018, the Funds' Summary Prospectuses and Prospectuses are amended as follows:

The section of the Class K Shares Summary Prospectus of BlackRock International Fund of BlackRock Series, Inc. entitled "Key Facts About BlackRock International Fund of BlackRock Series, Inc.—Fees and Expenses of the Fund" and the section of the Class K Shares Prospectus of the Funds entitled "Fund Overview—Key Facts About BlackRock International Fund of BlackRock Series, Inc.—Fees and Expenses of the Fund" are deleted in their entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Class K Shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class K Shares
Management Fee[1]	0.74%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[2]	0.11%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.86%
Fee Waivers and/or Expense Reimbursements[1,3]	(0.01)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,3]	0.85%
[1]	As described in the "Management of the Funds" section of the Fund's prospectus beginning on page 44, BlackRock Advisors, LLC ("BlackRock") has contractually agreed to waive the management fee with respect to any portion of the Fund's assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through February 28, 2020. The contractual agreement may be terminated upon 90 days' notice by a majority of the non-interested directors of the Corporation or by a vote of a majority of the outstanding voting securities of the Fund.
[2]	Other Expenses are based on estimated amounts for the current year.
[3]	As described in the "Management of the Funds" section of the Fund's prospectus beginning on page 44, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.84% of average daily net assets through February 28, 2020. The contractual agreement may be terminated upon 90 days' notice by a majority of the non-interested directors of the Corporation or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$87	$273	$476	$1,060

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 101% of the average value of its portfolio.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class K Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 101% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	101.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
BLACKROCK SERIES, INC. | Class K | BlackRock International Fund | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.74%	[7]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.11%	[8]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[7],[9]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.85%	[7],[9]
1 Year	rr_ExpenseExampleYear01	$ 87
3 Years	rr_ExpenseExampleYear03	273
5 Years	rr_ExpenseExampleYear05	476
10 Years	rr_ExpenseExampleYear10	$ 1,060
BLACKROCK EMERGING MARKETS FUND, INC. | Investor A, C and Institutional | BLACKROCK EMERGING MARKETS FUND, INC.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bemfi_SupplementTextBlock

BLACKROCK EMERGING MARKETS FUND, INC.

(each, a "Fund" and together, the "Funds")

Supplement dated March 15, 2018 to the Summary Prospectuses and Prospectuses of the Funds, each dated February 28, 2018, as supplemented to date

Effective March 15, 2018, BlackRock (as defined below) has agreed to: (i) reduce its contractual management fee rate for BlackRock Emerging Markets Fund, Inc.; (ii) contractually cap net expenses of BlackRock Emerging Markets Fund, Inc. for the Fund's Investor A, Investor C, Institutional and Class K Shares; and (iii) contractually cap net expenses of BlackRock International Fund of BlackRock Series, Inc. at lower levels for the Fund's Investor A, Investor C, Institutional, Class R and Class K Shares. To achieve these expense caps, BlackRock has agreed to waive and/or reimburse fees or expenses for each Fund if the Fund's annual fund operating expenses, excluding certain expenses described in the prospectus, exceed a certain limit for the Fund's Investor A, Investor C, Institutional, Class R and Class K Shares, as applicable. In addition, BlackRock may recoup some of the waivers and reimbursements to BlackRock Emerging Markets Fund, Inc. in the following two fiscal years. Accordingly, effective March 15, 2018, the Funds' Summary Prospectuses and Prospectuses are amended as follows:

The section of the Investor A, Investor C and Institutional Shares Summary Prospectus of BlackRock Emerging Markets Fund, Inc. entitled "Key Facts About BlackRock Emerging Markets Fund, Inc.—Fees and Expenses of the Fund" and the section of the Investor A, Investor C, Institutional and Class R Shares Prospectus of the Funds entitled "Fund Overview—Key Facts About BlackRock Emerging Markets Fund, Inc.—Fees and Expenses of the Fund" are deleted in their entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC ("BlackRock") or its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each a "Financial Intermediary") and in the "Details About the Share Classes" and the "Intermediary-Defined Sales Charge Waiver Policies" sections on pages 42 and A-1, respectively, of the Fund's prospectus and in the "Purchase of Shares" section on page II-72 of Part II of the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Investor C Shares	Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None [1]	1.00%[2]	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Investor C Shares	Institutional Shares
Management Fee[3,4,5]	0.89%	0.89%	0.89%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses[5,6]	0.42%	0.52%	0.33%
Total Annual Fund Operating Expenses[5]	1.56%	2.41%	1.22%
Fee Waivers and/or Expense Reimbursements[3,7]	(0.32)%	(0.42)%	(0.23)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[3,7]	1.24%	1.99%	0.99%
[1]	A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	There is no CDSC on Investor C Shares after one year.
[3]	As described in the "Management of the Funds" section of the Fund's prospectus beginning on page 57, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund's assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through February 28, 2020. The contractual agreement may be terminated upon 90 days' notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.
[4]	The Management Fee has been restated to reflect current fees.
[5]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets disclosed in the Fund's most recent annual report, which do not include the restatement of the Management Fee or the restatement of Other Expenses to reflect current fees.
[6]	Other Expenses have been restated to reflect current fees.
[7]	As described in the "Management of the Funds" section of the Fund's prospectus beginning on page 57, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 1.24% (for Investor A Shares), 1.99% (for Investor C Shares) and 0.99% (for Institutional Shares) through February 28, 2020. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the following two years. The contractual agreement may be terminated upon 90 days' notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$645	$962	$1,302	$2,258
Investor C Shares	$302	$711	$1,248	$2,714
Institutional Shares	$101	$364	$648	$1,457

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor C Shares	$202	$711	$1,248	$2,714

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 126% of the average value of its portfolio.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC ("BlackRock") or its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each a "Financial Intermediary") and in the "Details About the Share Classes" and the "Intermediary-Defined Sales Charge Waiver Policies" sections on pages 42 and A-1, respectively, of the Fund's prospectus and in the "Purchase of Shares" section on page II-72 of Part II of the Fund's Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 126% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	126.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC ("BlackRock") or its affiliates.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Management Fee has been restated to reflect current fees. Other Expenses have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
BLACKROCK EMERGING MARKETS FUND, INC. | Investor A, C and Institutional | BLACKROCK EMERGING MARKETS FUND, INC. | Investor A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fee	rr_ManagementFeesOverAssets	0.89%	[10],[11],[12]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.42%	[3],[12]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.56%	[12]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[10],[13]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.24%	[10],[13]
1 Year	rr_ExpenseExampleYear01	$ 645
3 Years	rr_ExpenseExampleYear03	962
5 Years	rr_ExpenseExampleYear05	1,302
10 Years	rr_ExpenseExampleYear10	$ 2,258
BLACKROCK EMERGING MARKETS FUND, INC. | Investor A, C and Institutional | BLACKROCK EMERGING MARKETS FUND, INC. | Investor C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[6]
Management Fee	rr_ManagementFeesOverAssets	0.89%	[10],[11],[12]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.52%	[3],[12]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.41%	[12]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.42%)	[10],[13]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.99%	[10],[13]
1 Year	rr_ExpenseExampleYear01	$ 302
3 Years	rr_ExpenseExampleYear03	711
5 Years	rr_ExpenseExampleYear05	1,248
10 Years	rr_ExpenseExampleYear10	2,714
1 Year	rr_ExpenseExampleNoRedemptionYear01	202
3 Years	rr_ExpenseExampleNoRedemptionYear03	711
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,248
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,714
BLACKROCK EMERGING MARKETS FUND, INC. | Investor A, C and Institutional | BLACKROCK EMERGING MARKETS FUND, INC. | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.89%	[10],[11],[12]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.33%	[3],[12]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%	[12]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[10],[13]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.99%	[10],[13]
1 Year	rr_ExpenseExampleYear01	$ 101
3 Years	rr_ExpenseExampleYear03	364
5 Years	rr_ExpenseExampleYear05	648
10 Years	rr_ExpenseExampleYear10	$ 1,457
BLACKROCK EMERGING MARKETS FUND, INC. | Class K | BLACKROCK EMERGING MARKETS FUND, INC.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bemfi_SupplementTextBlock

BLACKROCK EMERGING MARKETS FUND, INC.

(each, a "Fund" and together, the "Funds")

Supplement dated March 15, 2018 to the Summary Prospectuses and Prospectuses of the Funds, each dated February 28, 2018, as supplemented to date

Effective March 15, 2018, BlackRock (as defined below) has agreed to: (i) reduce its contractual management fee rate for BlackRock Emerging Markets Fund, Inc.; (ii) contractually cap net expenses of BlackRock Emerging Markets Fund, Inc. for the Fund's Investor A, Investor C, Institutional and Class K Shares; and (iii) contractually cap net expenses of BlackRock International Fund of BlackRock Series, Inc. at lower levels for the Fund's Investor A, Investor C, Institutional, Class R and Class K Shares. To achieve these expense caps, BlackRock has agreed to waive and/or reimburse fees or expenses for each Fund if the Fund's annual fund operating expenses, excluding certain expenses described in the prospectus, exceed a certain limit for the Fund's Investor A, Investor C, Institutional, Class R and Class K Shares, as applicable. In addition, BlackRock may recoup some of the waivers and reimbursements to BlackRock Emerging Markets Fund, Inc. in the following two fiscal years. Accordingly, effective March 15, 2018, the Funds' Summary Prospectuses and Prospectuses are amended as follows:

The section of the Class K Shares Summary Prospectus of BlackRock Emerging Markets Fund, Inc. entitled "Key Facts About BlackRock Emerging Markets Fund, Inc.—Fees and Expenses of the Fund" and the section of the Class K Shares Prospectus of the Funds entitled "Fund Overview—Key Facts About BlackRock Emerging Markets Fund, Inc.—Fees and Expenses of the Fund" are deleted in their entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Class K Shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class K Shares
Management Fee[1,2]	0.89%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[3]	0.17%
Total Annual Fund Operating Expenses	1.06%
Fee Waivers and/or Expense Reimbursements[1,4]	(0.12)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,4]	0.94%
[1]	As described in the "Management of the Funds" section of the Fund's prospectus beginning on page 44, BlackRock Advisors, LLC ("BlackRock") has contractually agreed to waive the management fee with respect to any portion of the Fund's assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through February 28, 2020. The contractual agreement may be terminated upon 90 days' notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.
[2]	The Management Fee has been restated to reflect current fees.
[3]	Other Expenses are based on estimated amounts for the current year.
[4]	As described in the "Management of the Funds" section of the Fund's prospectus beginning on page 44, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.94% of average daily net assets through February 28, 2020. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the following two years. The contractual agreement may be terminated upon 90 days' notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$96	$325	$573	$1,283

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 126% of the average value of its portfolio.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class K Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 126% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	126.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Management Fee has been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
BLACKROCK EMERGING MARKETS FUND, INC. | Class K | BLACKROCK EMERGING MARKETS FUND, INC. | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.89%	[11],[14]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.17%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[14],[15]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.94%	[14],[15]
1 Year	rr_ExpenseExampleYear01	$ 96
3 Years	rr_ExpenseExampleYear03	325
5 Years	rr_ExpenseExampleYear05	573
10 Years	rr_ExpenseExampleYear10	$ 1,283

[1]	A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	As described in the "Management of the Funds" section of the Fund's prospectus beginning on page 57, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund's assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through February 28, 2020. The contractual agreement may be terminated upon 90 days' notice by a majority of the non-interested directors of the Corporation or by a vote of a majority of the outstanding voting securities of the Fund.
[3]	Other Expenses have been restated to reflect current fees.
[4]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets disclosed in the Fund's most recent annual report, which do not include Acquired Fund Fees and Expenses or the restatement of Other Expenses to reflect current fees.
[5]	As described in the "Management of the Funds" section of the Fund's prospectus beginning on page 57, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 1.14% (for Investor A Shares), 1.89% (for Investor C Shares), 0.89% (for Institutional Shares) and 1.39% (for Class R Shares) through February 28, 2020. The contractual agreement may be terminated upon 90 days' notice by a majority of the non-interested directors of the Corporation or by a vote of a majority of the outstanding voting securities of the Fund.
[6]	There is no CDSC on Investor C Shares after one year.
[7]	As described in the "Management of the Funds" section of the Fund's prospectus beginning on page 44, BlackRock Advisors, LLC ("BlackRock") has contractually agreed to waive the management fee with respect to any portion of the Fund's assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through February 28, 2020. The contractual agreement may be terminated upon 90 days' notice by a majority of the non-interested directors of the Corporation or by a vote of a majority of the outstanding voting securities of the Fund.
[8]	Other Expenses are based on estimated amounts for the current year.
[9]	As described in the "Management of the Funds" section of the Fund's prospectus beginning on page 44, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.84% of average daily net assets through February 28, 2020. The contractual agreement may be terminated upon 90 days' notice by a majority of the non-interested directors of the Corporation or by a vote of a majority of the outstanding voting securities of the Fund.
[10]	As described in the "Management of the Funds" section of the Fund's prospectus beginning on page 57, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund's assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through February 28, 2020. The contractual agreement may be terminated upon 90 days' notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.
[11]	The Management Fee has been restated to reflect current fees.
[12]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets disclosed in the Fund's most recent annual report, which do not include the restatement of the Management Fee or the restatement of Other Expenses to reflect current fees.
[13]	As described in the "Management of the Funds" section of the Fund's prospectus beginning on page 57, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 1.24% (for Investor A Shares), 1.99% (for Investor C Shares) and 0.99% (for Institutional Shares) through February 28, 2020. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the following two years. The contractual agreement may be terminated upon 90 days' notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.
[14]	As described in the "Management of the Funds" section of the Fund's prospectus beginning on page 44, BlackRock Advisors, LLC ("BlackRock") has contractually agreed to waive the management fee with respect to any portion of the Fund's assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through February 28, 2020. The contractual agreement may be terminated upon 90 days' notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.
[15]	As described in the "Management of the Funds" section of the Fund's prospectus beginning on page 44, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.94% of average daily net assets through February 28, 2020. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the following two years. The contractual agreement may be terminated upon 90 days' notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.